Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Short-Term Bond Fund of America
Entity Central Index Key	0001368040
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Short-Term Bond Fund of America® - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class A
Trading Symbol	ASBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 4.58% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class A (with sales charge) *	1.92%	0.92%	1.36%
Short-Term Bond Fund of America — Class A (without sales charge) *	4.58%	1.43%	1.62%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When a pplic
able, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and theref ore,
has no expenses. Inves
tors
cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-A
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in
certain
types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-A
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-A
Short-Term Bond Fund of America® - Class C [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class C
Trading Symbol	ASBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 141	1.38%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 3.98% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class C (with sales charge) *	2.98%	0.75%	1.03%
Short-Term Bond Fund of America — Class C (without sales charge) *	3.98%	0.75%	1.03%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fe
e
s and ex
pen
ses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line c ha rt and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-C
or upon request at (800) 421-4225.
During the reporting period, th
e f
und’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-C
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-C
Short-Term Bond Fund of America® - Class T [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class T
Trading Symbol	TSTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 4.99% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class T (with sales charge) 2	2.32%	1.24%	1.76%
Short-Term Bond Fund of America — Class T (without sales charge) 2	4.99%	1.75%	2.07%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.69%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	4.54%	1.60%	2.01%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unma nage
d, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature
Short-Term Bond Fund of America® - Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class F-1
Trading Symbol	ASBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 4.60% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class F-1 *	4.60%	1.44%	1.60%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no ex
p
enses. In
ve
stors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
Short-Term Bond Fund of America® - Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class F-2
Trading Symbol	SBFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 4.88% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class F-2 *	4.88%	1.71%	1.87%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain ty pes
of future delivery con
trac
ts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F2
Short-Term Bond Fund of America® - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class F-3
Trading Symbol	FSBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 5.10% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class F-3 2	5.10%	1.84%	2.15%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.76%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	4.54%	1.60%	1.99%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and
a
ccordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F3
Short-Term Bond Fund of America® - Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-A
Trading Symbol	CAAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 4.60% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-A (with sales charge) *	1.99%	0.93%	1.36%
Short-Term Bond Fund of America — Class 529-A (without sales charge) *	4.60%	1.44%	1.61%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and
a
ccordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529A
Short-Term Bond Fund of America® - Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-C
Trading Symbol	CCAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 146	1.43%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 3.82% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-C (with sales charge) *	2.82%	0.69%	1.21%
Short-Term Bond Fund of America — Class 529-C (without sales charge) *	3.82%	0.69%	1.21%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529C
Short-Term Bond Fund of America® - Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-E
Trading Symbol	CEAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 4.37% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-E *	4.37%	1.23%	1.38%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529E
Short-Term Bond Fund of America® - Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-T
Trading Symbol	TTSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 4.84% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class 529-T (with sales charge) 2	2.17%	1.16%	1.69%
Short-Term Bond Fund of America — Class 529-T (without sales charge) 2	4.84%	1.68%	2.00%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.69%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	4.54%	1.60%	2.01%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature
Short-Term Bond Fund of America® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-F-1
Trading Symbol	CFAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 4.79% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-F-1 *	4.79%	1.62%	1.80%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F1
Short-Term Bond Fund of America® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FTSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 5.00% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Short-Term Bond Fund of America — Class 529-F-2 2	5.00%	1.80%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.60) %
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	4.54%	1.66%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F2
Short-Term Bond Fund of America® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FFTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 5.04% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Short-Term Bond Fund of America — Class 529-F-3 2	5.04%	1.83%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.60) %
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	4.54%	1.66%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F3
Short-Term Bond Fund of America® - Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-1
Trading Symbol	RAMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 141	1.38%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 3.87% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-1 *	3.87%	0.72%	0.87%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at (800) 421-4225.
During the reporting pe
rio
d, the fund’s in
vestme
nts in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
Short-Term Bond Fund of America® - Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-2
Trading Symbol	RAMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 138	1.35%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 3.90% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-2 *	3.90%	0.74%	0.89%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2
Short-Term Bond Fund of America® - Class R-2E [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-2E
Trading Symbol	RAAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 105	1.03%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 4.22% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-2E *	4.22%	1.04%	1.19%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2E
Short-Term Bond Fund of America® - Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-3
Trading Symbol	RAMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 4.34% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-3 *	4.34%	1.17%	1.33%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R3
Short-Term Bond Fund of America® - Class R-4 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-4
Trading Symbol	RAMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 4.64% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-4 *	4.64%	1.48%	1.63%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets ) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R4
Short-Term Bond Fund of America® - Class R-5E [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-5E
Trading Symbol	RAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 4.94% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class R-5E 2	4.94%	1.69%	1.87%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.81%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	4.54%	1.60%	1.86%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results refle ct
fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets ) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5E
Short-Term Bond Fund of America® - Class R-5 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-5
Trading Symbol	RAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 5.05% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-5 *	5.05%	1.79%	1.94%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s
next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s
next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5
Short-Term Bond Fund of America® - Class R-6 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-6
Trading Symbol	RMMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 4.99% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-6 *	4.99%	1.82%	1.98%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 12,137,000,000
Holdings Count | Holding	1,401
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets ) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may
review
the
fund’s
next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly
, the
fund
enhanced its disclosure regarding its use of these instruments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may
review
the
fund’s
next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R6